Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees, commitments and risks
Schedule of guarantees
(€ million)	December 31, 2024	December 31, 2023
Joint ventures	9,063	9,226
Associates	165	68
Others	424	398
	9,652	9,692

Schedule of commitments and risks
(€ million)	December 31, 2024	December 31, 2023
Commitments	84,129	79,513
Risks	1,046	1,140
	85,175	80,653

Schedule of expected payments for finance debts and lease liabilities
	Maturity year
(€ million)	2025	2026	2027	2028	2029	2030 and thereafter	Total
December 31, 2024
Financial liabilities	8,370	2,410	2,815	5,568	2,018	8,916	30,097
Lease liabilities	1,261	781	663	572	468	2,688	6,433
Fair value of derivative instruments	1,921	31	6	48	4	64	2,074
	11,552	3,222	3,484	6,188	2,490	11,668	38,604
Interest on finance debt	880	705	661	552	369	2,786	5,953
Interest on lease liabilities	336	284	248	212	184	708	1,972
	1,216	989	909	764	553	3,494	7,925
Financial guarantees	1,106						1,106

	Maturity year
(€ million)	2024	2025	2026	2027	2028	2029 and thereafter	Total
December 31, 2023
Financial liabilities	7,432	2,689	3,219	2,611	5,520	7,780	29,251
Lease liabilities	1,120	691	476	399	364	2,270	5,320
Fair value of derivative instruments	2,414	21	40	5	37	50	2,567
	10,966	3,401	3,735	3,015	5,921	10,100	37,138
Interest on finance debt	738	676	572	496	389	804	3,675
Interest on lease liabilities	269	221	188	167	148	668	1,661
	1,007	897	760	663	537	1,472	5,336
Financial guarantees	1,114						1,114

Schedule of trade and other payables by maturity
	Maturity year
(€ million)	2025	2026 - 2029	2030 and thereafter	Total
December 31, 2024
Trade payables	15,170			15,170
Other payables and advances	6,922	59	121	7,102
	22,092	59	121	22,272

	Maturity year
(€ million)	2024	2025 - 2028	2029 and thereafter	Total
December 31, 2023
Trade payables	14,231			14,231
Other payables and advances	6,423	50	104	6,577
	20,654	50	104	20,808

Schedule of principal contractual obligations
	Maturity year
(€ million)	2025	2026	2027	2028	2029	2030 and thereafter	Total
Decommissioning liabilities (a)	918	614	577	572	779	11,009	14,469
Environmental liabilities	743	603	457	361	354	1,220	3,738
Purchase obligations (b)	22,828	20,864	16,216	14,503	12,108	58,558	145,077
- Gas
. take-or-pay contracts	20,015	19,672	15,800	14,170	11,970	58,247	139,874
. ship-or-pay contracts	683	514	331	329	135	286	2,278
- Other purchase obligations	2,130	678	85	4	3	25	2,925
Other obligations	11	7					18
- Memorandum of intent - Val d’Agri	11	7					18
Total (c)	24,500	22,088	17,250	15,436	13,241	70,787	163,302

(a) Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of production life of fields, well-plugging, removal of the structures and site restoration.

(b) Represents any agreement to purchase goods or services that is enforceable and legally binding. For take-or-pay contracts with Gazprom, please refer to the section "Other commitments and risks".

(c) Expected payments under contractual obligations comprises obligations for site abandonment and restoration costs directly associated with assets held for sale for €155 million.

Schedule of committed projects
	Maturity year
(€ million)	2025	2026	2027	2028	2029 and thereafter	Total
Committed projects	7,674	5,896	3,579	2,280	174	19,603

Schedule of carrying amount of financial instruments and relevant economic and equity effect

	2024			2023
	Carrying amount	Income (expense) recognized in		Carrying amount	Income (expense) recognized in
(€ million)		Profit and loss account	OCI		Profit and loss account	OCI
Financial instruments at fair value with effects recognized in profit and loss account:
Financial assets at fair value through profit or loss (a)	6,797	388		6,782	284
Non-hedging and trading derivatives (b)	(1,119)	(73)		837	417
Other investments valued at fair value (c)	1,395	227	62	1,256	255	45
Receivables and payables and other assets/liabilities valued at amortized cost:
Trade receivables and other (d)	17,753	(106)		17,054	(285)
Financing receivables (e)	4,238	233		3,136	141
Securities (a)	62	1		61	1
Trade payables and other (a)	22,273	(153)		20,808	69
Financing payables (f)	30,390	(1,176)		28,729	(734)
Net assets (liabilities) for hedging derivatives (g)	7	(95)	(912)	(35)	(442)	541

 (a) Income or expense were recognized in the profit and loss account within "Finance income (expense)".

(b) In the profit and loss account, economic effects were recognized as loss within "Other operating income (loss)" for €352 million (income for €478 million in 2023) and in the "Finance income (expense)".

(c) Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".

(d) Income or expense were recognized in the profit and loss account as net impairments within "Net (impairments) reversals of trade and other receivables" for €168 million (net impairments for €249 million in 2023) and as income within "Finance income (expense)" for €62 million (expense for €36 million in 2023), including interest income calculated on the basis of the effective interest rate of €27 million (interest income for €15 million in 2023).

(e) In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €175 million (interest income for €144 million in 2023) and net impairments for €22 million (net impairments for €6 million in 2023).

(f) In the profit and loss account, income or expense were recognized as expense within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €897 million (interest expense for €743 million in 2023).

(g) In the profit and loss account, income or expense were recognized within "Sales from operations" , "Purchase, services and other" and “Finance income (expense)".

Schedule of disclosures about offsetting of financial instruments
(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2024
Financial assets
Trade and other receivables	21,330	4,429	16,901
Other current assets	5,182	1,520	3,662
Other non-current assets	4,012	1	4,011
Financial liabilities
Trade and other liabilities	26,521	4,429	22,092
Other current liabilities	6,569	1,520	5,049
Other non-current liabilities	4,450	1	4,449
December 31, 2023
Financial assets
Trade and other receivables	19,936	3,385	16,551
Other current assets	8,525	2,888	5,637
Other non-current assets	3,400	7	3,393
Financial liabilities
Trade and other liabilities	24,039	3,385	20,654
Other current liabilities	8,467	2,888	5,579
Other non-current liabilities	4,103	7	4,096

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk - parametric method variance/covariance; holding period: 1 day; confidence level: 99%)

	2024				2023
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate (a)	13.03	3.92	5.95	7.50	7.26	0.90	2.30	1.32
Exchange rate (a)	5.47	0.07	1.65	0.69	0.62	0.04	0.21	0.33

(a) Value at risk deriving from interest and exchange rates exposures includes the following finance departments: Eni Corporate Finance Department and Banque Eni SA. Value in 2023 is calculated with: holding period: 20 days; confidence level: 99%.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk - Historic simulation method; holding period: 1 day; confidence level: 95%)

	2024				2023
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures - Management Portfolio (a)	69.66	6.20	24.10	6.32	257.89	6.38	55.35	6.71
Trading (b)	1.74	0.21	0.53	0.31	1.53	0.05	0.43	0.21

(a) Refers to Global Gas & LNG Portfolio business area, Power Generation & Marketing, REVT, Plenitude, Eni Trading & Biofuels, Eni Global Energy Markets (commercial portfolio). VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GGP, Power G&M, REVT and Plenitude during the year presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b) Cross-commodity proprietary trading, through financial instruments, refers to Eni Trading & Biofuels SpA and Eni Global Energy Markets SpA and Eni Trading & Shipping Inc.

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk

	2024				2023
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - € Portfolio	0.60	0.20	0.40	0.60	0.22	0.13	0.18	0.19

(Sensitivity - Dollar value of 1 basis point - DVBP)

	2024				2023
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - US dollar Portfolio	0.20	0.10	0.10	0.10	0.12	0.04	0.08	0.11